Software, Equipment, And Property	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Software, Equipment, And Property

10.	SOFTWARE, EQUIPMENT, AND PROPERTY
Software, equipment, and property as of March 31, 2022 and December 31, 2021, consist of the following (in thousands):

	March 31, 2022	December 31, 2021
Software, licenses and database	$148,097	$140,692
Leasehold improvements	32,558	34,880
Computer equipment	32,248	31,635
Furniture and other equipment	3,340	5,343
Building and land	4,910	4,910

Total software, equipment, and property	221,153	217,460
Less accumulated depreciation and amortization	(81,352)	(81,615)

Net software, equipment, and property	$139,801	$135,845

Depreciation and amortization expense related to software, equipment and property was $6.8 million and $5.2 million for the three months ended March 31, 2022 and 2021, respectively.

9.	SOFTWARE, EQUIPMENT, AND PROPERTY
Software, equipment, and property as of December 31, 2021 and 2020, consist of the following (in thousands):

	December 31,
	2021	2020
Software, licenses and database	$140,692	$109,967
Leasehold improvements	34,880	13,397
Computer equipment	31,635	27,733
Furniture and other equipment	5,343	5,000
Building and land	4,910	4,910

Total software, equipment, and property	217,460	161,007
Less accumulated depreciation and amortization	(81,615)	(59,569)

Net software, equipment, and property	$135,845	$101,438

Depreciation and amortization expense related to software, equipment and property was $24.5 million, $17.7 million and $18.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.